Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($) employees	Mar. 31, 2015 employees	Jun. 30, 2014 USD ($) employees	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Stock-Based Compensation
Options granted (in shares)				0
Total intrinsic value of options exercised (in dollars) | $				$ 7.8	$ 3.3	$ 2.8
Weighted average grant date fair value of stock options granted (in dollars per share) | $ / shares					$ 2.31	$ 3.08
Number of employees affected by modification of awards | employees	223	58	221
Incremental compensation cost due to modifications | $	$ 14.6		$ 26.0
Stock options | Chief Executive Officer
Stock-Based Compensation
Vesting period (in years)					2 years
Contractual term (in years)					7 years
Performance share units (PSUs)
Stock-Based Compensation
Contractual term (in years)				10 years
Total vest-date fair value of stock awards vested (in dollars) | $				$ 8.4	$ 13.4	$ 11.7
Vested (in shares)				463,239
Performance share units (PSUs) | Tranche one
Stock-Based Compensation
Vesting period (in years)				3 years	1 year
Vesting percentage (as a percent)				50.00%
Performance share units (PSUs) | Tranche two
Stock-Based Compensation
Vesting period (in years)				4 years	2 years
Vesting percentage (as a percent)				50.00%
Restricted Stock Units (RSUs)
Stock-Based Compensation
Vesting period (in years)				1 year
Contractual term (in years)				10 years
Total vest-date fair value of stock awards vested (in dollars) | $				$ 15.9	$ 8.4
Vested (in shares)				891,391		0
2015 Equity Incentive Plan
Stock-Based Compensation
Maximum number of shares that may be granted under the Plan (in shares)				11,500,000.0
Old Plans
Stock-Based Compensation
Shares available for issuance under the Plan (in shares)				200,000
Number of shares issued under the Plan (in shares)				0	0